Adoption of IFRS 16 (Tables)	12 Months Ended
Dec. 31, 2019
Leases (IFRS 16) [Abstract]
Adoption of new accounting standards
The table below shows the impacts of adopting IFRS 16 on our January 1, 2019 consolidated statement of financial position.

	December 31, 2018 as reported	IFRS 16 impacts	January 1, 2019 upon adoption of IFRS 16
Prepaid expenses	244	(55)	189
Other current assets	329	9	338
Property, plant and equipment	24,844	2,257	27,101
Other non-current assets	847	17	864
Trade payables and other liabilities	3,941	(10)	3,931
Debt due within one year	4,645	293	4,938
Long-term debt	19,760	2,011	21,771
Deferred tax liabilities	3,163	(7)	3,156
Other non-current liabilities	997	(39)	958
Deficit	(4,937)	(19)	(4,956)
Non-controlling interest	326	(1)	325